9. TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Transactions With Related Parties Tables
Legal entities its related ownership percentages
Inversiones Totihue S.A.	11.73%
Rentas Santa Bárbara S.A.	11.42%
Inversiones Quivolgo S.A.	4.38%
Inversiones GDF S.A.	3.28%
Inversiones La Gloria Ltda.	2.28%
Other	6.07%

Global remuneration of the Company’s main executives
Senior management remuneration	From January 1	From January 1
	to December 31, 2017	to December 31, 2016
	ThCh$	ThCh$
Short-term employee benefits	21,876,904	22,535,159
Contract termination benefit	345,466	—
Total	22,222,370	22,535,159

Accounts receivable from related companies, current
Tax ID of the Related Party	Name of related party	Name of relationship	Type of currency	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Chilean peso	178,005	214,986
96.824.300-4	Viña Almaviva S.A.	Associate	Chilean peso	65,795	46,745
96.512.190-0	Fruticola Viconto S.A.	By director	Chilean peso	2,391	4,703
45-2968791	Excelsior Wine Company	Associate	US dollar	8,642,503	10,420,512
0-E	VCT Japón	Associate	US dollar	53,434	24,101
0-E	Escalade Wines & Spirits	Associate	Canadian dollar	2,327,988	2,199,996
78.968.020-5	Sociedad. Agricola. Santa María Ltda.	By manager	Chilean peso	49,869	19,881
76.120.010-0	Soc. Comercial y Promotora La Uva Ltda.	By director	Chilean peso	220	220
90.950.000-1	Industria Corchera S.A.	Associate	Chilean peso	—	23,595
76.519.803-8	Beer Garden Bellavista SPA	Subsidiary shareholder	Chilean peso	314	—
76.098.247-4	Inversiones Galilea	Subsidiary shareholder	Chilean peso	59,165	—
Total				11,379,684	12,954,739

Accounts payable to related companies, current
Tax ID of the Related Party	Name of related party	Name of relationship	Type of currency	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Chilean peso	1,172,595	1,260,558
90.950.000-1	Industria Corchera S.A.	Associate	Chilean peso	2,081,751	1,161,121
45-2968791	Excelsior Wine Company	Associate	US dollar	1,040,829	—
96.824.300-4	Viña Almaviva S.A.	Associate	Chilean peso	124,611	136,615
99.562.040-5	Los Boldos de Tapihue S.A.	By manager	Chilean peso	—	1,790
76.088.641-6	Agrícolas Las Pircas Ltda	By manager	Chilean peso	989	—
96.931.870-9	Viveros Guillaume Chile S.A.	By director	Chilean peso	286,253	125,774
77.486.290-0	Soc. Ag. Orrego Dos Ltda.	By manager	Chilean peso	—	270
76.021.221-0	Agrícola Gabriela Ltda.	By director	Chilean peso	411	—
99.527.300-4	Southern Brewing Company S. A.	Associate (*)	Chilean peso	—	353,811
0-E	Digrans	Subsidiary shareholder	Mexican peso	2,212,603	1,614,501
0-E	Digsmer	Subsidiary shareholder	Mexican peso	13,782	—
0-E	Escalade Wines & Spirits	Associate	Canadian dollar	401,238	555,374
78.335.990-1	Comercial Greenvic S.A.	By director	Chilean peso	3,460	—
76.111.422-0	Spumante del Limarí S.A.	By director	Chilean peso	3,993	—
85.630.300-4	ST Computación	By manager	Chilean peso	11,624	30,534
76.120.010-0	Soc. Comercial y Promotora La Uva Ltda.	By director	Chilean peso	1,517	—
78.968.020-5	Sociedad Agrícola Santa María Ltda.	By manager	Chilean peso	—	8,604
0-E	VCT Japón	Associate	US dollar	4,122	7,419
76.519.803-8	Beer Garden Bellavista SPA	Subsidiary shareholder	Chilean peso	179	—
76.098.247-4	Inversiones Galilea	Subsidiary shareholder	Chilean peso	1,822	—
Total				7,361,779	5,256,371

(*): Since November 2017, Southern Brewing Company became a subsidiary of Viña Concha y Toro.

Accounts payable to related companies, non-current.
Tax ID of the Related Party	Name of related party	Name of relationship	Type of currency	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Chilean peso	292,555	319,601
Total				292,555	319,601

Detail of transactions with related parties by entity
				As of December 31, 2017		As of December 31, 2016
Tax ID of the Related Party	Name of relatd party	Nature of relationship	Nature of transaction	Transaction ThCh$	Through profit or loss ThCh$	Transaction ThCh$	Through profit or loss ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Sale of raw material and products	61,433	52,220	69,558	6,297
96.512.200-1	Viñedos Emiliana S.A.	By director	Sale of services and other	900,364	765,341	800,786	160,095
96.512.200-1	Viñedos Emiliana S.A.	By director	Purchase of raw material and products	69,140	(4,069)	1,615,470	139
96.512.200-1	Viñedos Emiliana S.A.	By director	Purchase of services and other	4,772,302	(280,892)	495,192	(332,202)
90.950.000-1	Industria Corchera S.A.	Associate	Sale of raw material and products	115	96	—	—
90.950.000-1	Industria Corchera S.A.	Associate	Purchase of raw material and products	5,308,213	(46,168)	5,959,658	(3,026)
90.950.000-1	Industria Corchera S.A.	Associate	Purchase of services and other	2,387,842	(20,768)	32,897	(32,897)
96.824.300-4	Viña Almaviva S.A.	Associate	Sale of raw material and products	351,187	293,842	276,235	190,450
96.824.300-4	Viña Almaviva S.A.	Associate	Sale of services and other	59,302	49,619	107,822	91,678
96.824.300-4	Viña Almaviva S.A.	Associate	Purchase of raw material and products	726,788	(22,069)	767,480	—
96.824.300-4	Viña Almaviva S.A.	Associate	Purchase of services and other	77,815	(2,363)	4,243	(4,243)
76.021.221-0	Agricola Gabriela Ltda.	By director	Purchase of raw materials and products	—	—	182,738	(182,738)
76.120.010-0	Soc. Comercial y Promotora La Uva	By director	Purchase of services and other	2,792	(1,275)
96.512.190-0	Frutícola Viconto S.A.	By director	Sale of services and other	13,100	12,000	—	—
85.201.700-7	Agrícola Alto Quitralmán Ltda.	By director	Sale of raw materials and other	384	—	990	436
85.201.700-7	Agrícola Alto Quitralmán Ltda.	By director	Purchase of raw materials and products	—	—	985,710	(985,710)
70.017.820-K	Camara de Comercio de Stgo	By director	Sale of raw materials and products	—	—	470	314
70.017.820-K	Camara de Comercio de Stgo	By director	Purchase of services and other	27	(27)	749	(749)
86.673.700-2	Agrícola Los Alamos Ltda.	By director	Purchase of raw materials and products	—	—	222,325	(222,325)
45-2968791	Excelsior Wine Company	Associate	Sale of raw materials and products	5,175,628	5,175,640	43,950,495	23,476,873
45-2968791	Excelsior Wine Company	Associate	Purchase of services and other	717,641	(717,641)	—	—
0-E	Digrans	Subsidiary shareholder	Sale of raw materials and products	313,489	312,512	11,519,760	11,108,290
0-E	Digrans	Subsidiary shareholder	Purchase of services and other	16,034	(16,034)	12,208,103	(12,208,103)
99.527.300-4	Southern Brewing Company S. A.	Associate	Sale of raw materials and products	3,125,732	(81,694)	2,027,319	—
99.527.300-4	Southern Brewing Company S. A.	Associate	Purchase of services and other	—	—	282	(282)
91.143.000-2	Cia.Nac.de Fuerza Electrica S.A.	By director	Purchase of services and other	—	—	206,586	(206,586)
821482783RT0001	Escalade Wines & Spirits	Associate	Sale of raw materials and products	510,374	507,219	3,354,740	1,630,445
821482783RT0001	Escalade Wines & Spirits	Associate	Purchase of services and other	659,608	(659,608)	914,199	(914,199)
01112-01-017295	VCT Japón	Associate	Sale of raw materials and products	96,086	96,086	319,136	174,304
01112-01-017295	VCT Japón	Associate	Purchase of services and other	58	(58)	—	—
85.630.300-4	ST Computación	By manager	Purchase of services and other	194,969	(81,292)	—	—
78.335.990-1	Comercial Greenvic S.A.	By director	Sale of raw materials and products	233	(107)	—	—
78.335.990-1	Comercial Greenvic S.A.	By director	Purchase of services and other	6,135	(2,802)	116	(116)
96.931.870-9	Viveros Guillaume	By manager	Purchase of raw materials and products	659,903	(254,077)	—	—